UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN	46208
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

2041 W. 141st Terrace

Suite 119

Leawood, KS 66224

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2011

Item 1. Schedule of Investments.

Geier Strategic Total Return Fund

Schedule of Investments

January 31, 2011

(Unaudited)

Common Stocks — 5.24%	Shares	Fair Value

Energy — 2.23%
Chesapeake Energy Corp.	10,000	$295,300
El Paso Corp.	20,000	317,600

		612,900

Information Technology — 2.01%
Microsoft Corp.	20,000	554,500

Materials — 1.00%
Newmont Mining Corp.	5,000	275,350

TOTAL COMMON STOCKS (Cost $1,456,742)		1,442,750

Mutual Funds — 24.33%
Artio Total Return Bond Fund — Class I	204,613	2,743,862
Central Fund of Canada Limited — Class A	65,000	1,231,100
Templeton Global Bond Fund — Advisor Class	202,802	2,721,608

TOTAL MUTUAL FUNDS (Cost $6,784,051)		6,696,570

Corporate Bonds — 12.32%	Principal Amount
Arch Coal Inc., 8.750%, 08/01/2016	250,000	278,125
Atlas Pipeline Partners L.P., 8.750%, 06/15/2018	250,000	263,750
Chesapeake Energy Corp., 6.875%, 08/15/2018	250,000	263,750
Citigroup Inc., 0.572%, 06/09/2016 (b)	250,000	229,427
General Electric Capital Corp., 0.503%, 01/08/2016 (b)	250,000	239,688
Goldman Sachs Capital II, 5.793%, 06/01/2043 (b)	250,000	215,000
JPMorgan Chase & Co., 7.900%, 04/29/2049 (b)	250,000	269,298
Lincoln National Corp., 7.000%, 05/17/2066 (b)	250,000	250,000
Lorillard Tobacco Co., 8.125%, 06/23/2019	250,000	270,802
National City Preferred Capital Tr I, 12.000%, 12/29/2049 (b)	250,000	284,140
Netflix Inc., 8.500%, 11/15/2017	250,000	283,750
Steel Dynamics Inc., 7.750%, 4/15/2016	250,000	267,187
Wells Fargo Capital XV, 9.750%, 09/29/2049 (b)	250,000	275,950

TOTAL CORPORATE BONDS (Cost $3,393,110)		3,390,867

U.S. Government Securities — 13.04%
TIP, 2.000%, 01/15/2014	300,000	385,416
TIP, 2.500%, 07/15/2016	300,000	369,735
TIP, 1.625%, 01/15/2018	300,000	338,735
U.S. Treasury Bill, 0.000%, 12/15/2011	10,000	9,982
U.S. Treasury N/B, 6.125%, 08/15/2029	250,000	309,687
U.S. Treasury N/B, 8.750%, 05/15/2020	1,500,000	2,175,900

TOTAL U.S. GOVERNMENT SECURITIES (Cost $3,605,137)		3,589,455

Mortgage Backed Securities — 2.10%
Countrywide Alternative Loan Trust, 0.550%, 05/25/2034 (b)	679,597	578,085

TOTAL MORTGAGE BACKED SECURITIES (Cost $584,464)		578,085

See accompanying notes which are an integral part of these financial statements.

Geier Strategic Total Return Fund

Schedule of Investments

January 31, 2011

(Unaudited)

Limited Partnerships — 0.88%	Shares	Fair Value
Atlas Pipeline Partners, L.P.	10,000	$242,600

TOTAL LIMITED PARTNERSHIPS (Cost $245,969)		242,600

Exchange-Traded Funds — 9.32%
iShares Barclays 20+ Year Treasury Bond Fund	10,000	912,200
UltraShort Russell 2000 ProShares (a)	50,000	627,000
UltraShort QQQ ProShares (a)	50,000	546,500
Rydex Inverse 2x S&P 500 ETF (a)	13,000	477,620

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,593,136)		2,563,320

Real Estate Investment Trusts — 1.00%
St. Joe Co. / The (a)	10,000	274,100

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $263,129)		274,100

Money Market Securities — 59.50%
Fidelity Institutional Money Market Portfolio — Institutional Class, 0.25% (c)	16,374,053	16,374,052

TOTAL MONEY MARKET SECURITIES (Cost $16,374,052)		16,374,052

TOTAL INVESTMENTS (Cost $35,299,790) — 127.73%		$35,151,799

Liabilities in excess of other assets — (27.73)%		(7,632,243)

TOTAL NET ASSETS — 100.00%		$27,519,556

(a) Non-income producing.
(b) Variable rate security, the coupon rate shown represents the rate at January 31, 2011.
(c) Variable rate security; the rate shown represents the yield at January 31, 2011.

Tax Related
Unrealized appreciation		35,298
Unrealized depreciation		(183,289)

Net unrealized appreciation (depreciation)		$(147,991)

Aggregate cost of securities for income tax purposes		$35,299,790

See accompanying notes which are an integral part of these financial statements.

Geier Strategic Total Return Fund

Related Notes to the Schedule of Investments

January 31, 2011

(Unaudited)

Security Transactions and Related Income — The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements — Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, limited partnerships, exchange-traded funds, and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Geier Strategic Total Return Fund

Related Notes to the Schedule of Investments — continued

January 31, 2011

(Unaudited)

Fixed income securities such as corporate bonds, U.S. government securities, and mortgage-backed securities when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Geier Strategic Total Return Fund

Related Notes to the Schedule of Investments — continued

January 31, 2011

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,442,750	$—	$—	$1,442,750
Mutual Funds	6,696,570	—	—	6,696,570
Corporate Bonds	—	3,390,867	—	3,390,867
U.S. Government Securities	—	3,589,455	—	3,589,455
Mortgage-Backed Securities	—	578,085	—	578,085
Limited Partnerships	242,600	—	—	242,600
Exchange-Traded Funds	2,563,320	—	—	2,563,320
Real Estate Investment Trust	274,100	—	—	274,100
Money Market Securities	16,374,052	—	—	16,374,052
Total	$27,593,392	$7,558,407	$—	$35,151,799

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. There were no significant transfers between Levels 1 and 2 during the reporting period.

TEAM Asset Strategy Fund

Schedule of Investments

January 31, 2011

(unaudited)

	Shares	Value
Common Stocks — 76.58%

Banks — 4.14%
Mitsubishi UFJ Financial Group, Inc. (b)	379,000	$1,970,800

Chemicals — 4.10%
Intrepid Potash, Inc. (a) (c)	54,000	1,951,560

Gold & Silver Ores — 21.50%
Minefinders Corp., Ltd. (a)	294,000	2,848,860
Northgate Minerals Corp. (a)	790,000	2,038,200
Royal Gold, Inc.	68,000	3,155,200
Yamana Gold, Inc. (c)	195,000	2,203,500

		10,245,760

Mining — 9.45%
Martin Marietta Materials, Inc.	31,000	2,588,500
Vulcan Materials Company	45,000	1,915,200

		4,503,700

Petroleum & Natural Gas — 20.28%
Canadian Oil Sands Ltd.	78,000	2,132,520
Chesapeake Energy Corp.	71,000	2,096,630
Diamond Offshore Drilling, Inc.	32,000	2,294,720
Encana Corp.	65,000	2,097,550
Statoil ASA (b)	43,000	1,050,060

		9,671,480

Services — 10.38%
Heckmann Corporation (a)	100,000	483,000
Jacobs Engineering Group, Inc. (a)	45,000	2,311,650
U.S. Global Investors, Inc. — Class A (c)	297,000	2,150,280

		4,944,930

Telecommunications — 6.73%
AT&T, Inc. (c)	55,000	1,513,600
Verizon Communications, Inc. (c)	47,500	1,691,950

		3,205,550

TOTAL COMMON STOCKS (Cost $32,832,889)		36,493,780

Exchange-Traded Notes — 4.87%
ELEMENTS - Linked to the Rogers International Commodity Index - Agriculture Total Return - MLPF&S - 10/24/2022 (a)	205,000	2,322,650

TOTAL EXCHANGE-TRADED NOTES (Cost $1,563,416)		2,322,650

Real Estate Investment Trusts — 6.20%
Annaly Capital Management, Inc.	85,000	1,515,550
Redwood Trust, Inc.	96,000	1,437,120

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,833,391)		2,952,670

Money Market Securities — 1.85%
Federated Prime Obligations Fund - Institutional Shares, 0.17% (d)	882,791	882,791

TOTAL MONEY MARKET SECURITIES (Cost $882,791)		882,791

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Schedule of Investments — continued

January 31, 2011

(unaudited)

Call Options Purchased — 6.17%	Outstanding Contracts	Value
Encana Corp. / January 2012 / Strike $30.00 (e)	1,000	$450,000
Exelon Corp. / April 2011 / Strike $39.00 (e)	500	180,000
Goldcorp, Inc. / April 2011 / Strike $44.00 (e)	1,800	167,400
iShares Barclays 20+ Year Trust / February 2011 / Strike $92.00 (e)	4,000	356,000
Kellogg Co. / March 2011 / Strike $50.00 (e)	500	67,000
Newmont Mining Corp. / March 2011 / Strike $55.00 (e)	500	119,000
Newmont Mining Corp. / March 2011 / Strike $57.50 (e)	1,000	120,000
Petroleo Brasileiro / July 2011 / Strike $35.00 (b) (e)	2,000	700,000
US Natural Gas Fund LP / April 2011 / Strike $5.00 (e)	3,000	321,000
Vulcan Materials Co. / May 2011 / Strike $40.00 (e)	1,000	460,000

TOTAL CALL OPTIONS PURCHASED (Cost $3,279,600)		2,940,400

Put Options Purchased — 5.51%
iShares MSCI Emerging Market Index / March 2011 / Strike $45.00 (e)	3,000	402,000
iShares MSCI Emerging Market Index / March 2011 / Strike $46.00 (e)	5,000	870,000
Ford Motor Co. / January 2012 / Strike $10.00 (e)	1,800	57,600
Netflix, Inc. / March 2011 / Strike $180.00 (e)	200	61,000
Russell / February 2011 / Strike $785.00 (e)	100	185,400
Russell / March 2011 / Strike $760.00 (e)	200	380,000
Russell / March 2011 / Strike $780.00 (e)	200	532,000
United Technologies Corp. / February 2011 / Strike $85.00 (e)	300	139,500

TOTAL PUT OPTIONS PURCHASED (Cost $3,225,162)		2,627,500

TOTAL INVESTMENTS (Cost $44,617,249) — 101.18%		$48,219,791

Liabilities in excess of other assets — (1.18)%		(563,942)

TOTAL NET ASSETS — 100.00%		$47,655,849

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	All or a portion of this security is held as collateral on forward currency contracts.
(d)	Variable rate security; the rate shown represents the yield at January 31, 2011.
(e)	Each Call/Put contract has a multiplier of 100 shares

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Forward Currency

January 31, 2011

(unaudited)

Long Forward Currency	Original Face Value	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
CAD FX Contract, March 29, 2011	15,376,500	$15,358,792	$134,535
USD FX Contract, March 17, 2011	15,000,000	15,000,000	—
USD FX Contract, May 2, 2011	5,000,000	5,000,000	301,750

Total Long Forward Currency			$436,285

Short Forward Currency	Original Face Value	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
EURO FX Contract, March 17, 2011	(11,265,067)	$(15,433,185)	$(433,185)
USD FX Contract, March 29, 2011	(15,224,257)	(15,224,257)	—
CHF FX Contract, May 2, 2011	(4,716,000)	(4,698,250)	—

Total Short Forward Currency			$(433,185)

Tax Related (Excludes Forward Currency Contracts)
Unrealized appreciation			5,314,764
Unrealized depreciation			(1,773,053)

Net unrealized appreciation (depreciation)			$3,541,711

Aggregate cost of securities for income tax purposes			44,678,080

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Related Notes to the Schedule of Investments

January 31, 2011

(Unaudited)

Security Transactions and Related Income — The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements — Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds and exchange-traded notes, are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

TEAM Asset Strategy Fund

Related Notes to the Schedule of Investments — continued

January 31, 2011

(Unaudited)

Call and put options that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities.

Fixed income securities that are valued using market quotations in an active market are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities are generally categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities are categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Derivative instruments the Fund invests in, such as forward currency contracts, are valued at the interpolated rates based on the prevailing banking rates and are generally categorized as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair value pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

TEAM Asset Strategy Fund

Related Notes to the Schedule of Investments — continued

January 31, 2011

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of January 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$36,493,780	$—	$—	$36,493,780
Exchange-Traded Notes	2,322,650	—	—	2,322,650
Real Estate Investment Trusts	2,952,670			2,952,670
Money Market Securities	882,791	—	—	882,791
Call Options Purchased	2,940,400	—	—	2,940,400
Put Options Purchased	2,627,500	—	—	2,627,500
Total	$48,219,791	$—	$—	$48,219,791

* Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long Currency Forward Contract	$—	$436,285	$—	$436,285
Short Currency Forward Contract	—	(433,185)	—	(433,185)
Total	$—	$3,100	$—	$3,100

The Fund had no transfers between Level 1 and Level 2 at anytime during the reporting period.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

TEAM Asset Strategy Fund

Related Notes to the Schedule of Investments — continued

January 31, 2011

(Unaudited)

Derivative Transactions — Call and put options purchased and long and short forward currency contracts are represented on the Statement of Assets and Liabilities under investments in securities at value and payable for forward currency contracts, respectively and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on investment securities and foreign currency, respectively.

Please see the chart below for information regarding call and put options purchased and long and short forward currency contracts for the Fund.

At January 31, 2011:

Derivatives	Location of Derivatives on Statements of Assets & Liabilities
Call Options Purchased	Investment in Securities, at fair value			$2,940,400
Put Options Purchased	Investment in Securities, at fair value			$2,627,500
Long Forward Currency	Payable for forward currency contracts			$436,285
Short Forward Currency	Payable for forward currency contracts			$(433,185)

For the period ended January 31, 2011:
Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk: Call Options Purchased	Net realized and unrealized gain (loss) on investments	25,500	17,200	N.A	$(663,388)
Equity Risk: Put Options Purchased	Net realized and unrealized gain (loss) on investments	6,300	2,800	N.A	$(504,542)
Foreign Exchange Risk:	Change in Unrealized appreciation (depreciation) on:
Long Forward Currency	Foreign Currency Translations	3	1	N.A	$44,083
Foreign Exchange Risk:	Change in Unrealized appreciation (depreciation) on:
Short Forward Currency	Foreign Currency Translations	3	1	N.A	$1,139,975

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of March 24, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/S/ R. JEFFREY YOUNG
R. Jeffrey Young, President and Principal Executive Officer

Date	3/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JEFFREY YOUNG
R. Jeffrey Young, President and Principal Executive Officer

Date	3/24/11

By	/S/ WILLIAM J. MURPHY
William J. Murphy, Treasurer and Principal Financial Officer

Date	3/28/11